Quarterly Holdings Report
for
Fidelity® SAI Low Duration Income Fund
May 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT3-0724
1.9899560.103
Nonconvertible Bonds - 43.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Media - 0.3%
Warnermedia Holdings, Inc. 3.638% 3/15/25	23,000,000	22,609,373
Wireless Telecommunication Services - 0.5%
Sprint Corp. 7.625% 2/15/25	18,400,000	18,545,323
T-Mobile U.S.A., Inc. 3.5% 4/15/25	23,150,000	22,714,566
		41,259,889
TOTAL COMMUNICATION SERVICES		63,869,262
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.8%
American Honda Finance Corp. 4.95% 1/9/26	13,259,000	13,191,682
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1808% 4/1/25 (b)(c)(d)	13,000,000	13,061,476
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6346% 4/7/25 (c)(d)	13,000,000	13,091,821
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9515% 10/15/24 (c)(d)	13,310,000	13,318,851
1.2% 10/15/24	12,700,000	12,491,490
2.75% 6/20/25	14,573,000	14,132,169
2.9% 2/26/25	14,000,000	13,713,092
3.5% 11/7/24	10,000,000	9,900,417
4% 1/15/25	12,000,000	11,874,704
Hyundai Capital America 5.8% 6/26/25 (b)	16,468,000	16,474,945
Mercedes-Benz Finance North America LLC:
2.7% 6/14/24 (b)	5,000,000	4,995,036
4.9% 1/9/26 (b)	12,000,000	11,941,836
5.5% 11/27/24 (b)	18,800,000	18,763,010
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.298% 6/7/24 (b)(c)(d)	13,000,000	13,001,076
3.35% 5/13/25 (b)	6,200,000	6,071,282
5.8% 9/12/25 (b)	27,000,000	27,041,746
		213,064,633
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	20,000,000	19,482,229
Household Durables - 0.1%
Lennar Corp. 4.75% 5/30/25	7,237,000	7,174,456
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	855,000	869,144
TOTAL CONSUMER DISCRETIONARY		240,590,462
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7207% 11/12/24 (c)(d)	14,429,000	14,444,166
Consumer Staples Distribution & Retail - 0.7%
Dollar General Corp.:
4.15% 11/1/25	12,000,000	11,760,994
4.25% 9/20/24	27,687,000	27,553,511
Dollar Tree, Inc. 4% 5/15/25	15,923,000	15,695,322
		55,009,827
Food Products - 0.3%
Campbell Soup Co.:
3.3% 3/19/25	9,000,000	8,835,550
3.95% 3/15/25	9,355,000	9,228,728
5.3% 3/20/26	3,502,000	3,494,095
		21,558,373
Personal Care Products - 0.2%
Kenvue, Inc. 5.5% 3/22/25	13,500,000	13,499,000
Tobacco - 0.9%
Altria Group, Inc. 2.35% 5/6/25	24,328,000	23,603,391
BAT Capital Corp. 3.222% 8/15/24	25,000,000	24,867,509
Philip Morris International, Inc. 5.125% 11/15/24	12,200,000	12,178,503
Reynolds American, Inc. 4.45% 6/12/25	12,850,000	12,692,456
		73,341,859
TOTAL CONSUMER STAPLES		177,853,225
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
DCP Midstream Operating LP 5.375% 7/15/25	12,000,000	11,944,954
Devon Energy Corp. 5.25% 9/15/24	3,300,000	3,292,776
Enbridge, Inc. 2.5% 2/14/25	21,300,000	20,832,120
Energy Transfer LP:
2.9% 5/15/25	13,365,000	13,011,916
4.05% 3/15/25	12,200,000	12,030,238
Marathon Petroleum Corp. 4.7% 5/1/25	23,000,000	22,792,088
MPLX LP 4.875% 12/1/24	13,697,000	13,647,201
Phillips 66 Co. 3.85% 4/9/25	23,000,000	22,665,144
Spectra Energy Partners LP 3.5% 3/15/25	24,000,000	23,590,498
The Williams Companies, Inc. 3.9% 1/15/25	6,000,000	5,935,952
TransCanada PipeLines Ltd. 1% 10/12/24	42,700,000	41,967,853
Western Midstream Operating LP 3.1% 2/1/25	18,000,000	17,636,782
		209,347,522
FINANCIALS - 25.3%
Banks - 16.7%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.125% 9/18/27 (b)(c)(d)	17,900,000	18,195,350
Bank of America Corp.:
0.981% 9/25/25 (c)	12,700,000	12,511,092
1.658% 3/11/27 (c)	10,000,000	9,348,067
2.015% 2/13/26 (c)	14,705,000	14,322,779
3.366% 1/23/26 (c)	24,000,000	23,633,923
3.384% 4/2/26 (c)	20,000,000	19,607,970
Bank of America NA 5.65% 8/18/25	20,000,000	20,078,619
Bank of Ireland Group PLC 6.253% 9/16/26 (b)(c)	15,000,000	15,061,950
Bank of Montreal 5.92% 9/25/25	18,000,000	18,100,544
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (c)(d)	17,300,000	17,304,431
5.45% 6/12/25	24,400,000	24,370,870
Barclays PLC:
2.852% 5/7/26 (c)	40,239,000	39,164,279
3.65% 3/16/25	10,000,000	9,839,655
5.304% 8/9/26 (c)	27,658,000	27,493,678
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	10,214,000	9,524,919
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9015% 1/14/25 (b)(c)(d)	9,396,000	9,407,596
2.375% 1/14/25 (b)	7,962,000	7,787,692
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2746% 4/7/25 (c)(d)	18,000,000	18,083,950
Citibank NA 5.864% 9/29/25	18,750,000	18,875,431
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0218% 1/25/26 (c)(d)	17,500,000	17,520,526
3.29% 3/17/26 (c)	24,000,000	23,533,729
Cooperatieve Rabobank UA:
1.004% 9/24/26 (b)(c)	19,741,000	18,586,930
1.339% 6/24/26 (b)(c)	6,400,000	6,111,181
2.625% 7/22/24 (b)	11,000,000	10,956,924
Cooperatieve Rabobank UA/NY 3.875% 8/22/24	18,000,000	17,931,627
Credit Agricole SA 1.247% 1/26/27 (b)(c)	3,700,000	3,446,014
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	27,404,000	27,582,786
6.466% 1/9/26 (b)(c)	14,604,000	14,639,542
DNB Bank ASA 5.896% 10/9/26 (b)(c)	11,900,000	11,937,991
HSBC Holdings PLC:
1.645% 4/18/26 (c)	8,000,000	7,716,853
2.633% 11/7/25 (c)	12,500,000	12,329,397
2.999% 3/10/26 (c)	16,000,000	15,663,270
4.18% 12/9/25 (c)	15,000,000	14,861,553
4.292% 9/12/26 (c)	8,000,000	7,852,540
Huntington National Bank 5.699% 11/18/25 (c)	23,850,000	23,798,789
ING Groep NV 3.869% 3/28/26 (c)	30,500,000	30,046,866
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8846% 6/1/25 (c)(d)	18,475,000	18,475,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2409% 2/24/26 (c)(d)	15,958,000	16,013,103
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3156% 6/14/25 (c)(d)	17,000,000	17,006,256
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6475% 4/26/26 (c)(d)	14,956,000	15,074,809
0.824% 6/1/25 (c)	15,000,000	15,000,000
0.969% 6/23/25 (c)	24,600,000	24,523,549
1.561% 12/10/25 (c)	9,000,000	8,806,605
5.546% 12/15/25 (c)	15,000,000	14,982,097
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6656% 6/14/24 (c)(d)	26,050,000	26,046,900
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8804% 8/7/27 (c)(d)	18,000,000	18,246,748
3.511% 3/18/26 (c)	8,000,000	7,854,592
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7301% 9/12/25 (c)(d)	12,955,000	12,995,566
0.962% 10/11/25 (c)	20,191,000	19,840,335
2.801% 7/18/24	12,300,000	12,256,849
3.837% 4/17/26 (c)	12,000,000	11,806,627
4.788% 7/18/25 (c)	10,000,000	9,985,582
5.063% 9/12/25 (c)	12,000,000	11,969,841
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2729% 5/22/26 (c)(d)	21,000,000	21,092,398
2.555% 9/13/25 (c)	18,750,000	18,577,547
2.651% 5/22/26 (c)	16,000,000	15,547,439
Morgan Stanley Bank, West Valley City Utah 5.479% 7/16/25	20,000,000	20,018,236
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8507% 8/12/24 (b)(c)(d)	19,209,000	19,215,723
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7931% 3/22/25 (b)(c)(d)	11,324,000	11,413,669
0.8% 8/12/24 (b)	6,300,000	6,240,443
PNC Financial Services Group, Inc. 5.671% 10/28/25 (c)	9,000,000	8,998,280
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6746% 10/7/24 (c)(d)	2,000,000	2,001,301
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6872% 7/29/24 (c)(d)	3,000,000	3,000,600
2.55% 7/16/24	10,000,000	9,963,965
3.97% 7/26/24	20,733,000	20,683,574
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	11,000,000	10,738,404
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.379% 1/21/26 (b)(c)(d)	18,000,000	18,026,982
2.625% 1/22/25 (b)	13,000,000	12,725,069
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/24	20,300,000	20,227,604
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7846% 9/16/24 (b)(c)(d)	2,000,000	2,001,960
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.246% 4/4/25 (b)(c)(d)	11,081,000	11,128,334
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8126% 10/10/25 (c)(d)	25,250,000	25,291,736
2.65% 6/12/24	10,000,000	9,992,496
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (c)(d)	16,000,000	15,999,200
4.26% 7/28/26 (c)	12,300,000	12,096,268
5.9% 10/28/26 (c)	15,000,000	15,036,401
U.S. Bancorp 1.45% 5/12/25	15,000,000	14,446,295
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6478% 4/25/26 (c)(d)	13,951,000	14,054,876
2.164% 2/11/26 (c)	8,000,000	7,804,942
2.188% 4/30/26 (c)	23,600,000	22,857,031
2.406% 10/30/25 (c)	12,500,000	12,328,814
3.3% 9/9/24	25,400,000	25,238,570
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1253% 8/1/25 (c)(d)	15,000,000	15,051,943
		1,279,913,872
Capital Markets - 5.2%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8797% 8/19/24 (b)(c)(d)	2,000,000	2,001,378
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0502% 1/7/25 (b)(c)(d)	20,600,000	20,634,467
5.684% 2/23/26 (b)	20,000,000	19,985,122
Bank of New York Mellon Corp. 4.414% 7/24/26 (c)	10,226,000	10,105,314
Bank of New York, New York:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7956% 3/13/26 (c)(d)	12,722,000	12,732,854
5.224% 11/21/25 (c)	8,260,000	8,246,850
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5795% 2/21/25 (c)(d)	14,000,000	14,068,723
Deutsche Bank AG New York Branch:
3.961% 11/26/25 (c)	28,000,000	27,729,661
6.119% 7/14/26 (c)	20,901,000	20,925,744
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	22,000,000	21,260,244
3.272% 9/29/25 (c)	12,200,000	12,099,748
5.7% 11/1/24	28,500,000	28,500,252
Moody's Corp. 3.75% 3/24/25	17,919,000	17,666,927
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8379% 1/22/25 (c)(d)	9,000,000	9,006,300
2.188% 4/28/26 (c)	31,016,000	30,049,697
2.63% 2/18/26 (c)	22,000,000	21,518,473
3.7% 10/23/24	15,900,000	15,779,245
State Street Corp. 2.901% 3/30/26 (c)	12,000,000	11,717,572
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7713% 8/9/24 (b)(c)(d)	10,000,000	10,004,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8015% 1/13/25 (b)(c)(d)	24,000,000	24,006,308
UBS Group AG:
1.364% 1/30/27 (b)(c)	25,000,000	23,248,795
2.193% 6/5/26 (b)(c)	6,300,000	6,074,884
3.75% 3/26/25	12,000,000	11,813,488
6.373% 7/15/26 (b)(c)	22,000,000	22,107,555
		401,283,701
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	24,000,000	23,595,450
3.5% 1/15/25	3,365,000	3,315,490
6.5% 7/15/25	15,000,000	15,114,406
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2798% 3/4/25 (c)(d)	20,000,000	20,093,965
3.625% 12/5/24	18,000,000	17,817,348
4.99% 5/1/26 (c)	24,000,000	23,841,631
6.338% 10/30/26 (c)	15,655,000	15,822,359
Capital One Financial Corp.:
2.636% 3/3/26 (c)	24,000,000	23,430,342
3.3% 10/30/24	7,000,000	6,929,762
John Deere Capital Corp. 3.35% 6/12/24	8,000,000	7,994,750
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.605% 6/18/24 (c)(d)	2,000,000	2,000,038
5.6% 9/11/25	19,000,000	19,074,366
		179,029,907
Financial Services - 0.7%
CNH Industrial Capital LLC 3.95% 5/23/25	10,000,000	9,838,601
Corebridge Financial, Inc. 3.5% 4/4/25	28,000,000	27,484,608
Fiserv, Inc. 3.85% 6/1/25	12,200,000	11,980,397
		49,303,606
Insurance - 0.4%
Equitable Financial Life Global Funding 1% 1/9/26 (b)	20,200,000	18,777,437
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3213% 3/28/25 (b)(c)(d)	13,000,000	13,060,799
		31,838,236
TOTAL FINANCIALS		1,941,369,322
HEALTH CARE - 2.7%
Biotechnology - 0.8%
AbbVie, Inc. 2.6% 11/21/24	18,000,000	17,748,092
Amgen, Inc. 5.25% 3/2/25	39,415,000	39,319,115
		57,067,207
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3.363% 6/6/24	11,000,000	10,997,617
Health Care Providers & Services - 1.6%
CVS Health Corp.:
3.375% 8/12/24	20,000,000	19,908,301
4.1% 3/25/25	24,000,000	23,693,754
Elevance Health, Inc. 3.35% 12/1/24	18,263,000	18,059,901
HCA Holdings, Inc.:
5.375% 2/1/25	23,075,000	22,996,485
5.875% 2/15/26	17,900,000	17,927,067
Humana, Inc.:
3.85% 10/1/24	15,640,000	15,539,199
4.5% 4/1/25	6,231,000	6,183,609
		124,308,316
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8096% 2/20/26 (c)(d)	10,569,000	10,613,485
TOTAL HEALTH CARE		202,986,625
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	12,100,000	12,014,519
The Boeing Co. 4.875% 5/1/25	21,699,000	21,467,107
		33,481,626
Ground Transportation - 0.3%
Canadian Pacific Railway Co.:
1.35% 12/2/24	13,000,000	12,728,898
2.9% 2/1/25	12,000,000	11,793,374
		24,522,272
Machinery - 0.8%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7705% 11/14/24 (c)(d)	20,800,000	20,828,902
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0948% 12/13/24 (b)(c)(d)	2,000,000	2,005,456
3.5% 4/7/25 (b)	24,000,000	23,556,573
5.2% 1/17/25 (b)	5,340,000	5,321,767
Parker Hannifin Corp. 3.65% 6/15/24	5,000,000	4,994,369
		56,707,067
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.8% 8/18/24	12,000,000	11,868,815
3.25% 3/1/25	13,926,000	13,648,758
		25,517,573
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd. 2.125% 2/21/26 (b)	20,000,000	18,721,634
TOTAL INDUSTRIALS		158,950,172
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 4% 7/15/24	9,000,000	8,981,678
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5908% 10/1/24 (c)(d)	5,416,000	5,416,901
Micron Technology, Inc. 4.975% 2/6/26	8,000,000	7,934,177
NXP BV/NXP Funding LLC 5.35% 3/1/26	15,000,000	14,941,800
		28,292,878
Software - 0.6%
Oracle Corp. 2.5% 4/1/25	30,600,000	29,810,299
VMware, Inc. 1% 8/15/24	13,844,000	13,707,504
		43,517,803
TOTAL INFORMATION TECHNOLOGY		80,792,359
MATERIALS - 1.2%
Chemicals - 1.2%
Celanese U.S. Holdings LLC 6.05% 3/15/25	30,000,000	30,024,008
Eastman Chemical Co. 3.8% 3/15/25	20,000,000	19,726,734
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	25,000,000	23,546,073
Nutrien Ltd. 5.9% 11/7/24	17,256,000	17,267,223
		90,564,038
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	21,500,000	21,063,073
Kite Realty Group Trust 4% 3/15/25	10,773,000	10,607,278
Ventas Realty LP 2.65% 1/15/25	12,000,000	11,759,111
		43,429,462
UTILITIES - 1.1%
Electric Utilities - 0.3%
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6413% 6/28/24 (c)(d)	15,012,000	15,012,051
Tampa Electric Co. 3.875% 7/12/24	11,110,000	11,085,414
		26,097,465
Multi-Utilities - 0.8%
Dominion Energy, Inc. 3.3% 3/15/25	11,936,000	11,697,798
DTE Energy Co.:
1.05% 6/1/25	12,700,000	12,149,540
2.529% 10/1/24	12,975,000	12,836,839
Public Service Enterprise Group, Inc. 2.875% 6/15/24	2,000,000	1,997,246
Sempra 3.3% 4/1/25	16,000,000	15,682,738
WEC Energy Group, Inc. 5% 9/27/25	6,000,000	5,959,173
		60,323,334
TOTAL UTILITIES		86,420,799
TOTAL NONCONVERTIBLE BONDS (Cost $3,292,216,974)		3,296,173,248

U.S. Treasury Obligations - 18.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 6/13/24	85,000,000	84,875,688
U.S. Treasury Notes:
3% 6/30/24 (e)	358,450,000	357,807,321
4.125% 1/31/25	336,500,000	333,969,678
4.25% 1/31/26	230,100,000	227,457,444
4.75% 7/31/25	403,000,000	401,299,834
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,410,053,690)		1,405,409,965

Asset-Backed Securities - 21.6%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	2,905,000	2,908,168
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6462% 7/22/32 (b)(c)(d)	10,424,000	10,434,424
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4871% 1/17/32 (b)(c)(d)	12,575,737	12,601,493
Ally Auto Receivables Trust:
Series 2022-2:
Class A2, 4.62% 10/15/25	114,201	114,142
Class A3, 4.76% 5/17/27	11,311,000	11,239,840
Series 2024-1 Class A2, 5.32% 1/15/27	18,000,000	17,964,509
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	20,000,000	19,604,814
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	7,166,000	7,173,245
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/22/31 (b)(c)(d)	8,970,000	8,985,159
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6371% 4/17/33 (b)(c)(d)	26,524,000	26,557,155
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	12,866,000	12,796,141
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	19,130,314	19,089,862
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	12,000,000	12,058,315
Series 2024-1 Class A2A, 5.1% 7/27/26	13,024,000	12,978,133
BMW Vehicle Owner Trust:
Series 2022-A Class A3, 3.21% 8/25/26	1,770,039	1,742,668
Series 2023-A Class A2A, 5.72% 4/27/26	12,969,921	12,974,738
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	11,953,000	11,946,735
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	20,000,000	19,617,414
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	9,264,759	9,249,569
CarMax Auto Owner Trust Series 2021-3 Class A3, 0.55% 6/15/26	8,109,471	7,921,937
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	1,041,690	1,041,256
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	9,731,431	9,724,397
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	15,111,000	15,073,912
Series 2024-2 Class A2A, 5.65% 5/17/27	18,903,000	18,909,741
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	12,968,365	12,994,684
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	2,207,823	2,206,392
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	2,864,000	2,871,323
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(c)(d)	10,797,000	10,812,235
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(c)(d)	3,056,907	3,059,020
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,430,620	1,399,994
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/27 (b)	13,143,000	13,128,589
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6682% 4/15/33 (b)(c)(d)	1,427,818	1,426,463
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	9,132,022	9,125,512
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,779,104	1,788,814
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	16,140,000	16,114,764
Series 2024-2 Class A2A, 5.54% 11/16/26 (b)	14,638,000	14,627,819
Daimler Trucks Retail Trust 20:
Series 2023-1 Class A2, 6.03% 9/15/25	5,157,490	5,161,769
Series 2024-1 Class A2, 5.6% 4/15/26	30,900,000	30,885,557
Dell Equipment Finance Trust 2:
Series 2023-3 Class A2, 6.1% 4/23/29 (b)	14,711,654	14,732,168
Series 2024-1 Class A2, 5.58% 3/22/30 (b)	15,034,000	15,041,696
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	6,704,769	6,708,419
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	18,000,000	17,546,486
Series 2022-A3 Class A3, 3.56% 7/15/27	18,430,000	18,047,705
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (b)	1,291,190	1,292,435
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (b)	6,213,617	6,198,628
Series 2024-1A Class A2, 5.5% 8/20/27 (b)	7,756,000	7,751,778
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	9,435,554	9,433,602
DLLST Series 2024-1A Class A2, 5.33% 1/20/26 (b)	9,067,000	9,039,244
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	10,482,000	10,483,182
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6787% 7/17/34 (b)(c)(d)	4,908,000	4,917,389
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	9,297,000	9,320,494
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/26 (b)	3,535,000	3,539,802
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	4,527,000	4,570,474
Enterprise Fleet Financing LLC:
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	1,147,871	1,131,730
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,055,830	1,044,366
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	7,569,567	7,550,868
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	15,485,000	15,389,018
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(d)(f)	21,514,000	21,539,365
Ford Credit Auto Lease Trust:
Series 2023-B Class A2A, 5.9% 2/15/26	7,728,918	7,735,533
Series 2024-A Class A2A, 5.24% 7/15/26	10,738,000	10,715,024
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	4,515,000	4,445,385
Series 2020-1 Class A, 2.04% 8/15/31 (b)	13,000,000	12,676,908
Series 2022-D, Class A2A, 5.37% 8/15/25	1,902,472	1,902,020
Series 2023-B Class A2A, 5.57% 6/15/26	16,119,316	16,113,571
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	19,000,000	18,824,195
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	88,883	88,858
FORDO Series 2022-B Class A3, 3.74% 9/15/26	6,554,817	6,487,470
GM Financial Automobile Leasing Trust:
Series 2022-2 Class A3, 3.42% 6/20/25	2,379,211	2,375,315
Series 2023-1 Class A3, 5.16% 4/20/26	22,061,000	22,002,836
Series 2023-2 Class A2A, 5.44% 10/20/25	787,727	787,207
Series 2023-A Class A2A, 5.27% 6/20/25	2,032,741	2,031,884
Gm Financial Consumer Automobi Series 2024-2 Class A2A, 5.33% 3/16/27	14,632,000	14,603,798
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	13,080,000	13,040,229
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	2,301,089	2,297,862
Series 2023-3 Class A2A, 5.74% 9/16/26	11,315,243	11,318,175
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	6,655,566	6,643,463
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2 Class A3, 3.1% 2/16/27	15,974,471	15,730,253
Series 2022-3 Class A2A, 3.5% 9/16/25	291,941	291,647
Series 2022-4 Class A2A, 4.6% 11/17/25	1,162,440	1,161,127
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	19,202,000	19,135,980
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	13,721,778	13,717,092
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0737% 3/15/29 (b)(c)(d)	16,000,000	15,999,877
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	14,563,000	14,584,406
Honda Auto Receivables:
Series 2023-1 Class A2, 5.22% 10/21/25	7,123,065	7,114,153
Series 2023-2 Class A2, 5.41% 4/15/26	12,985,275	12,972,412
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	11,675,601	11,679,887
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	18,213,000	18,205,447
HPEFS Equipment Trust:
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	1,586,369	1,585,196
Series 2024-1A Class A2, 5.38% 5/20/31 (b)	24,540,000	24,477,205
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	17,946,000	17,922,835
Hyundai Auto Lease Securitizat:
Series 2023-B:
Class A2A, 5.47% 9/15/25 (b)	2,220,698	2,219,559
Class A3, 5.15% 6/15/26 (b)	750,000	747,073
Series 2023-C Class A2A, 5.85% 3/16/26 (b)	14,352,680	14,368,462
Series 2024-B Class A2A, 5.51% 10/15/26 (b)	18,184,000	18,159,806
Hyundai Auto Lease Securitization Series 2024-A Class A2A, 5.15% 6/15/26 (b)	11,454,000	11,416,123
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A, 5.2% 4/15/25 (b)	1,596,268	1,595,832
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.35% 11/17/25	2,846,783	2,845,642
Series 2023 A Class A2A, 5.19% 12/15/25	7,099,317	7,091,137
Series 2023-B Class A2A, 5.77% 5/15/26	10,193,645	10,199,164
Series 2023-C Class A2A, 5.8% 1/15/27	12,561,796	12,577,838
Series 2024-A Class A2A, 5.29% 4/15/27	14,591,000	14,561,949
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	1,727,300	1,713,311
Series 2024-A Class A2A, 5.19% 2/16/27	24,304,000	24,237,470
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	11,144,209	11,138,920
John Deere Owner Trust 23-C Series 2023-C Class A2, 5.76% 8/17/26	15,778,832	15,782,004
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/35 (b)(c)(d)	19,000,000	19,028,880
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/22/31 (b)(c)(d)	7,385,180	7,402,284
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	1,215,762	1,216,527
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	1,362,000	1,362,106
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	22,726,000	22,705,558
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	1,631,306	1,630,788
Series 2023-1 Class A2, 5.09% 1/15/26	1,758,195	1,756,832
Series 2024-1 Class A2A, 5.06% 5/17/27	15,907,000	15,844,673
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/26 (b)	10,642,807	10,643,843
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(c)(d)	11,000,000	11,020,229
Nissan Auto Receivables Series 2022-B Class A2, 4.5% 8/15/25	1,927,891	1,925,856
Nissan Master Owner Trust Receiva Series 2024-A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.9937% 2/15/28 (b)(c)(d)	24,000,000	24,007,740
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	10,248,639	9,915,031
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(d)(f)	11,952,000	11,960,283
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3874% 5/20/29 (b)(c)(d)	2,214,574	2,215,239
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3786% 4/15/30 (b)(c)(d)	6,415,933	6,426,032
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(c)(d)	7,999,000	8,019,909
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (b)	13,660,000	13,664,944
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	11,106,000	11,092,309
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	1,333,157	1,334,179
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)	6,111,246	6,097,386
Series 2024-2A Class A2, 5.71% 10/20/27 (b)	19,143,000	19,150,575
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	972,743	972,340
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	7,764,000	7,775,141
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6102% 1/15/34 (b)(c)(d)	10,469,613	10,482,773
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5509% 11/18/30 (b)(c)(d)	4,801,096	4,812,263
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5202% 7/15/30 (b)(c)(d)	8,969,019	8,984,589
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,222,000	1,219,038
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	4,593,201	4,598,738
Tesla Auto Lease Trust 23-A Series 2023-A:
Class A2, 5.86% 8/20/25 (b)	10,564,017	10,569,048
Class A3, 5.89% 6/22/26 (b)	7,780,000	7,788,927
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	17,890,000	17,879,057
Toyota Auto Receivables:
Series 2021-D Class A3, 0.71% 4/15/26	1,488,306	1,456,097
Series 2022-D Class A2A, 5.27% 1/15/26	4,656,705	4,652,980
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	10,019,924	10,030,249
Toyota Auto Receivables 2024-B Series 2024-B Class A2A, 5.41% 3/15/27	20,986,000	20,971,123
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A2A, 3.83% 8/15/25	389,920	389,453
Series 2023-A Class A2, 5.05% 1/15/26	4,386,347	4,380,527
Series 2023-C Class A2A, 5.6% 8/17/26	12,927,653	12,925,882
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (b)	23,392,000	23,345,857
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	9,250,523	9,256,665
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	7,570,746	7,633,729
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	9,037,047	9,041,581
Verizon Master Trust:
Series 2022-2 Class A, 1.53% 7/20/28	25,200,000	24,545,193
Series 2022-4 Class A, 3.4% 11/20/28 (c)	23,454,000	22,977,642
Series 2023-5 Class A1A, 5.61% 9/8/28	13,296,000	13,319,676
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	15,956,987	15,969,850
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	11,101,474	11,090,143
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.5287% 4/17/30 (b)(c)(d)	4,719,152	4,723,871
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	13,813,000	13,934,798
Series 2024-1A Class A2, 6.1501% 2/18/39 (b)(c)	16,609,000	16,614,197
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7146% 8/20/29 (b)(c)(d)	1,036,688	1,036,684
WOART Series 2023-A Class A2A, 5.18% 7/15/26	8,439,879	8,425,913
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	7,911,799	7,732,829
Series 2022-D, Class A2A, 5.51% 3/16/26	1,923,275	1,922,906
Series 2023-C Class A2A, 5.57% 12/15/26	11,059,891	11,057,848
Series 2023-D Class A2A, 5.91% 2/16/27	7,652,581	7,665,096
Series 2024-B Class A2A, 5.48% 9/15/27	16,459,000	16,451,956
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,719,353	1,718,232
World Omni Automobile Lease Se Series 2024-A Class A2A, 5.32% 2/16/27	17,368,000	17,332,298
TOTAL ASSET-BACKED SECURITIES (Cost $1,654,376,195)		1,655,017,483

Collateralized Mortgage Obligations - 0.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	459,037	441,391
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,520,983	1,488,710
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	3,069,000	2,927,519
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	4,334,566	4,265,646
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,500,499	3,417,216
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	530,053	509,420
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	403,943	383,032
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	962,563	939,392

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,560,274)		14,372,326

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(d)	2,702,000	2,683,424
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	1,948,077	1,876,429
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class ASB, 3.7802% 2/15/51	3,192,808	3,105,567
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	2,606,000	2,607,630
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0674% 10/15/26 (b)(c)(d)	4,243,739	4,201,323
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(c)(d)	591,000	588,708
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(c)(d)	7,404,397	7,386,042
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	3,965,000	3,988,542
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(d)	2,349,657	2,333,561
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(c)(d)	13,692,353	13,700,919
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	5,860,494	5,869,651
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	10,234,000	10,246,793
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(c)(d)	4,485,760	4,466,322
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	2,262,555	2,272,454
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	9,144,000	9,149,715
CD Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,331,983	1,289,722
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5, 3.137% 2/10/48	18,000,000	17,775,178
CSAIL Commercial Mortgage Trust sequential payer Series 2017-CX10 Class ASB, 3.3269% 11/15/50	1,248,023	1,211,910
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,376,619	2,299,267
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	6,587,332	6,533,810
GS Mortgage Securities Trust sequential payer Series 2017-GS8 Class AAB, 3.313% 11/10/50	1,480,646	1,434,643
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	687,306	664,054
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(c)(d)	7,914,000	7,775,505
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(c)(d)	3,836,532	3,778,985
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(c)(d)	2,275,000	2,268,762
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	3,329,312	3,206,466
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	3,590,733	3,642,350
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	5,130,699	5,111,642
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	2,485,979	2,410,391
UBS Commercial Mortgage Trust sequential payer Series 2017-C7 Class ASB, 3.586% 12/15/50	5,600,180	5,425,789
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(c)(d)	18,000,000	18,027,000
Wells Fargo Commercial Mortgage Trust:
floater Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.855% 1/15/59 (c)(d)	13,178,134	13,269,327
sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	1,168,082	1,137,510
Series 2017-C42 Class ASB, 3.488% 12/15/50	1,231,711	1,194,787
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $172,708,055)		172,934,178

Certificates of Deposit - 4.3%
	Principal Amount (a)	Value ($)
BMO Harris Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6% 7/8/24 (c)(d)	23,700,000	23,700,244
Canadian Imperial Bank of Commerce yankee 5.95% 9/19/24	23,600,000	23,619,409
Citibank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 6/17/24 (c)(d)	19,000,000	19,004,989
Cooperatieve Rabobank UA/NY yankee 6.05% 7/10/24	23,700,000	23,708,978
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.02% 7/8/24 (c)(d)	23,700,000	23,699,694
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 6/7/24 (c)(d)	23,700,000	23,702,361
5.91% 6/17/24	23,700,000	23,703,268
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 7/3/24 (c)(d)	23,700,000	23,710,184
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 7/11/24 (c)(d)	23,700,000	23,715,611
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 7/26/24 (c)(d)	23,500,000	23,521,018
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 8/14/24 (c)(d)	23,700,000	23,727,492
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9% 8/29/24 (c)(d)	23,700,000	23,729,286
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.96% 7/18/24 (c)(d)	23,700,000	23,717,303
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 7/5/24 (c)(d)	23,700,000	23,713,004
TOTAL CERTIFICATES OF DEPOSIT (Cost $326,800,000)		326,972,841

Commercial Paper - 2.7%
	Principal Amount (a)	Value ($)
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.06% 6/5/24 (b)(c)(d)	23,700,000	23,700,301
Bayer Corp.:
5.9% 8/15/24	23,700,000	23,416,043
5.93% 7/9/24	23,700,000	23,554,783
5.93% 7/24/24	23,500,000	23,300,274
5.94% 9/10/24	23,700,000	23,318,589
BPCE SA yankee 5.66% 7/19/24	23,700,000	23,528,182
HSBC U.S.A., Inc.:
yankee 6.05% 8/14/24	23,700,000	23,428,438
5.9% 11/21/24	23,700,000	23,072,038
J.P. Morgan Securities, LLC 5.97% 7/12/24 (c)(d)	23,700,000	23,700,178
TOTAL COMMERCIAL PAPER (Cost $210,914,664)		211,018,826

Money Market Funds - 11.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	577,820,170	577,935,734
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	335,122,738	335,156,250
TOTAL MONEY MARKET FUNDS (Cost $913,091,984)		913,091,984

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $7,994,721,836)	7,994,990,851
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(327,330,981)
NET ASSETS - 100.0%	7,667,659,870

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,502,913,676 or 19.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	259,111,099	3,603,536,981	3,284,718,466	11,244,751	6,120	-	577,935,734	1.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,231,899,314	896,743,064	88,252	-	-	335,156,250	1.3%
Total	259,111,099	4,835,436,295	4,181,461,530	11,333,003	6,120	-	913,091,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.